Investments (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Investments [Line Items]
Common shares received (in Shares)		151,855	55,322
Impairment loss	$ 900
Interest, percentage		4.70%	5.60%
Net loss		$ (29,266)	$ (7,394)
Paramount [Member]
Investments [Line Items]
Net loss		200	200
Carrying value of investment		$ 1,200	$ 1,400